Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Interest received	£ 62,298	£ 40,975	£ 17,194
Interest paid	48,246	28,709	8,063
Dividends received	0	31	20
Balances with banks and other regulatory authorities	£ 3,758	£ 3,457	£ 4,750